Summary of Significant Accounting Policies - Schedule of Estimated Residual Value of the Assets (Details)	Dec. 31, 2024
Land [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Residual Value of the Assets (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Infinite
Buildings [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Residual Value of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Other equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Residual Value of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Motor vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Residual Value of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Minimum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Residual Value of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Minimum [Member] | Machinery [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Residual Value of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Motor vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Residual Value of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Residual Value of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Machinery [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Residual Value of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years